Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Debt Instrument [Line Items]
Short-term Debt, Weighted Average Interest Rate	0.40%	0.51%
Maximum aggregate commitment	$ 1,500,000,000
Aggregate annual maturities of long-term debt, 2015	0
Aggregate annual maturities of long-term debt, 2016	0
Aggregate annual maturities of long-term debt, 2017	500,000,000
Aggregate annual maturities of long-term debt, 2018	200,000,000
Aggregate annual maturities of long-term debt, 2019	500,000,000
Syndicated Credit Facility [Member]
Debt Instrument [Line Items]
Borrowings under credit facility	0
Original expiration date of credit facility	May 31, 2017
Extended expiration date of credit facility	May 31, 2018
Credit facility, covenant description	The credit facility includes a single financial covenant that requires the Company to maintain an interest expense coverage ratio (ratio of earnings before income taxes, depreciation and amortization to interest expense) of not less than 5-to-1 for the most recent four consecutive fiscal quarters.
Credit facility, covenant compliance description	The Company was in compliance with this covenant as of September 30, 2014.
Domestic Debt [Member] | Syndicated Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity of syndicated credit facility	1,000,000,000
Additional commitments made by the lenders	$ 500,000,000